CONDENSED CONSOLIDATED STATEMENT OF PARTNERS' CAPITAL (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	Common Unitholders [Member]	Accumulated Other Comprehensive (Loss) [Member]	Total	Comprehensive Income [Member]
Balance at Sep. 27, 2008	$ 262,050	$ (44,155)	$ 217,895
Balance (in units) at Sep. 27, 2008	32,725,000
Increase (Decrease) in Partners' Capital [Rollfoward]
Net income	165,238		165,238	165,238
Other comprehensive income:
Unrealized losses on cash flow hedges		(4,079)	(4,079)	(4,079)
Reclassification of realized losses on cash flow hedges into earnings		3,088	3,088	3,088
Comprehensive income				148,105
Partnership distributions	(106,740)		(106,740)
Common Units issued under Restricted Unit Plans (in units)	72,000
Compensation cost recognized under Restricted Unit Plans, net of forfeitures	2,396		2,396
Balance at Sep. 26, 2009	418,824	(61,288)	357,536
Balance (in units) at Sep. 26, 2009	35,228,000
Increase (Decrease) in Partners' Capital [Rollfoward]
Net income	115,316		115,316	115,316
Other comprehensive income:
Unrealized losses on cash flow hedges		(5,706)	(5,706)	(5,706)
Reclassification of realized losses on cash flow hedges into earnings		3,597	3,597	3,597
Comprehensive income				119,378
Partnership distributions	(118,263)		(118,263)
Common Units issued under Restricted Unit Plans (in units)	90,000
Compensation cost recognized under Restricted Unit Plans, net of forfeitures	4,005		4,005
Balance at Sep. 25, 2010	419,882	(57,226)	362,656
Balance (in units) at Sep. 25, 2010	35,318,000
Increase (Decrease) in Partners' Capital [Rollfoward]
Net income	114,966		114,966	114,966
Other comprehensive income:
Unrealized losses on cash flow hedges		(1,177)	(1,177)	(1,177)
Reclassification of realized losses on cash flow hedges into earnings		2,881	2,881	2,881
Comprehensive income				112,276
Partnership distributions	(120,636)		(120,636)
Common Units issued under Restricted Unit Plans (in units)	111,000
Compensation cost recognized under Restricted Unit Plans, net of forfeitures	3,922		3,922
Balance at Sep. 24, 2011	418,134	(59,916)	358,218
Balance (in units) at Sep. 24, 2011	35,429,000
Increase (Decrease) in Partners' Capital [Rollfoward]
Net income	72,805		72,805	72,805
Other comprehensive income:
Unrealized losses on cash flow hedges		(378)	(378)	(378)
Reclassification of realized losses on cash flow hedges into earnings		1,338	1,338	1,338
Amortization of net actuarial losses and prior service credits into earnings		2,390	2,390	2,390
Comprehensive income				76,155
Partnership distributions	(60,490)		(60,490)
Common Units issued under Restricted Unit Plans (in units)	72
Compensation cost recognized under Restricted Unit Plans, net of forfeitures	2,350		2,350
Balance at Mar. 24, 2012	$ 432,799	$ (56,566)	$ 376,233
Balance (in units) at Mar. 24, 2012	35,501